February 23, 2010

Securities and Exchange Commission
Office of Filings and Information Services
100 F Street, NE
Washington, D.C. 20549

Re:	Dreyfus Appreciation Fund, Inc.
1933 Act File No.: 2-68671
1940 Act File No.: 811-3081
CIK No.: 0000318478

Dear Sir/Madam:

     On behalf of the above-referenced fund (the “Fund”), transmitted for filing is Post-Effective Amendment No. 44 to the Fund’s Registration Statement on Form N-1A (“Amendment No. 44”). This filing is being made pursuant to Rule 485(a) under the Securities Act of 1933 in order to incorporate a summary section to the Fund’s prospectus.

     Please address any comments or questions to the attention of the undersigned at (212) 922-6620.

Sincerely,

/s/ Judith C. Canonica
Judith C. Canonica
Senior Paralegal

Enclosures